Pay vs Performance Disclosure - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank”) and Item 402(v) of Regulation S-K, the table below sets forth information about the relationship between compensation actually paid (“CAP”) to the our principal executive officer ("PEO") and non-PEO NEOs and certain financial performance measures of the Company and how the Company aligns executive compensation with the Company's performance. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with Company performance, refer to the “Compensation Discussion and Analysis” section of this proxy statement.

							Value of Initial Fixed $100 Investment Based On:
Year (1)	Summary Compensation Table Total for Mr. Goldberg PEO ($) (2)	Compensation Actually Paid to Mr. Goldberg PEO ($) (3)	Summary Compensation Table Total for Mr. Kaufer PEO ($) (2)	Compensation Actually Paid to Mr. Kaufer PEO ($) (3)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (2)	Average Compensation Actually Paid to Non-PEO NEOs ($) (3)	Total Shareholder Return ($) (4)	Peer Group Total Shareholder Return ($) (4)	Net Income (Loss) ($) (in millions)	Adjusted EBITDA ($) (in millions) (5)
(a)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	14,496,745	13,353,650	497,535	(5,949,665)	3,009,827	749,754	59.18	81.50	20	295
2021	—	—	7,676,612	8,686,111	3,161,228	2,326,196	89.73	134.41	(148)	100
2020	—	—	919,464	(4,013,595)	3,800,054	3,528,452	94.73	137.32	(289)	(51)
(1)
Mr. Goldberg became the PEO on July 1, 2022. Mr. Kaufer served as PEO for a portion of Fiscal 2022 and the entirety of Fiscal 2021 and 2020. Our Non-PEO NEOs for the applicable years were as follows: (i) for Fiscal 2022: Messrs. Noonan, Kalvert and Teunissen and Mss. Soni and Nelson; (ii) for Fiscal 2021: Messrs. Kalvert and Teunissen and Mss. Soni and Nelson; and (iii) for Fiscal 2020: Messrs. Kalvert and Teunissen and Mss. Soni and Nelson.
(2)
Amounts reported in these columns represent: (i) the total compensation reported in the Summary Compensation Table for the applicable fiscal year in the case of our PEOs; and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable fiscal year for our Non-PEO NEOs reported for the applicable fiscal year.
(3)
Amounts reported in these columns represent compensation actually paid ("CAP"); adjustments were made to the amounts reported in the Summary Compensation Table for the applicable fiscal year. A reconciliation of the adjustments for our PEOs and the average of the Non-NEO CEOs is set forth in the tables below, which describe the adjustments, each of which is prescribed by the SEC rules, to calculate the CAP amounts from the amounts described in the Summary Compensation Table.
(4)
Total Shareholder Return ("TSR") is cumulative for the measurement periods ending December 31, 2022, 2021 and 2020.
(5)
The Company's Peer Group represents the Research Data Group ("RDG") Internet Composite Index, which is used by the Company for purposes of compliance with Item 201(e) of Regulation S-K.
(6)
Adjusted EBITDA, a non-GAAP financial measure, is the Company's selected measure. Refer to our 2022 Annual Report for a reconciliation of Adjusted EBITDA to Net Income, the most directly comparable financial measure calculated and presented in accordance with US GAAP.

	2022 ($)		2021 ($)	2020 ($)
Compensation Actually Paid to PEO	Mr. Goldberg	Mr. Kaufer	Mr. Kaufer	Mr. Kaufer
Summary Compensation Table Total	14,496,745	497,535	7,676,612	919,464
Deductions for Grant Date Fair Value of Stock Awards and Option Awards reported in Summary Compensation Table	(13,025,860)	—	(6,402,979)	—
Addition of Year-End Fair Value Awards Granted in the Applicable Fiscal Year that are Outstanding and Unvested	11,882,765	—	6,080,847	—
Additions (Deductions) for Change in Fair Value of Awards Granted in Prior Fiscal Years' That Vested in the Applicable Fiscal Year	—	(3,760,236)	4,048,455	(90,102)
Deduction of Fair Value of Prior Fiscal Years' Awards Forfeited During the Fiscal Year	—	(871,802)	(1,720,411)	(3,309,310)
Additions (Deductions) for Change in Fair Value of Prior Fiscal Years' Awards Unvested at Fiscal Year End	—	(1,815,162)	(996,413)	(1,533,647)
Compensation Actually Paid to PEO	13,353,650	(5,949,665)	8,686,111	(4,013,595)

Compensation Actually Paid to Non-PEO NEOs	2022 ($)	2021 ($)	2020 ($)
Summary Compensation Table Total	3,009,827	3,161,228	3,800,054
Deductions for Grant Date Fair Value of Stock Awards and Option Awards reported in Summary Compensation Table	(2,049,980)	(2,299,953)	(2,959,675)
Addition of Year-End Fair Value Awards Granted in the Applicable Fiscal Year that are Outstanding and Unvested	966,987	1,182,594	3,355,258
Additions (Deductions) for Change in Fair Value of Awards Granted in Prior Fiscal Years' That Vested in the Applicable Fiscal Year	103,337	749,321	(331,270)
Deduction of Fair Value of Prior Fiscal Years' Awards Forfeited During the Fiscal Year	(106,930)	(14,848)	(132,578)
Additions (Deductions) for Change in Fair Value of Prior Fiscal Years' Awards Unvested at Fiscal Year End	(1,173,486)	(452,146)	(203,337)
Compensation Actually Paid to Non-PEO NEOs	749,754	2,326,196	3,528,452

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(1)
Mr. Goldberg became the PEO on July 1, 2022. Mr. Kaufer served as PEO for a portion of Fiscal 2022 and the entirety of Fiscal 2021 and 2020. Our Non-PEO NEOs for the applicable years were as follows: (i) for Fiscal 2022: Messrs. Noonan, Kalvert and Teunissen and Mss. Soni and Nelson; (ii) for Fiscal 2021: Messrs. Kalvert and Teunissen and Mss. Soni and Nelson; and (iii) for Fiscal 2020: Messrs. Kalvert and Teunissen and Mss. Soni and Nelson.

Adjustment To PEO Compensation, Footnote [Text Block]

	2022 ($)		2021 ($)	2020 ($)
Compensation Actually Paid to PEO	Mr. Goldberg	Mr. Kaufer	Mr. Kaufer	Mr. Kaufer
Summary Compensation Table Total	14,496,745	497,535	7,676,612	919,464
Deductions for Grant Date Fair Value of Stock Awards and Option Awards reported in Summary Compensation Table	(13,025,860)	—	(6,402,979)	—
Addition of Year-End Fair Value Awards Granted in the Applicable Fiscal Year that are Outstanding and Unvested	11,882,765	—	6,080,847	—
Additions (Deductions) for Change in Fair Value of Awards Granted in Prior Fiscal Years' That Vested in the Applicable Fiscal Year	—	(3,760,236)	4,048,455	(90,102)
Deduction of Fair Value of Prior Fiscal Years' Awards Forfeited During the Fiscal Year	—	(871,802)	(1,720,411)	(3,309,310)
Additions (Deductions) for Change in Fair Value of Prior Fiscal Years' Awards Unvested at Fiscal Year End	—	(1,815,162)	(996,413)	(1,533,647)
Compensation Actually Paid to PEO	13,353,650	(5,949,665)	8,686,111	(4,013,595)

Non-PEO NEO Average Total Compensation Amount			$ 3,009,827	$ 3,161,228	$ 3,800,054
Non-PEO NEO Average Compensation Actually Paid Amount			$ 749,754	2,326,196	3,528,452
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Compensation Actually Paid to Non-PEO NEOs	2022 ($)	2021 ($)	2020 ($)
Summary Compensation Table Total	3,009,827	3,161,228	3,800,054
Deductions for Grant Date Fair Value of Stock Awards and Option Awards reported in Summary Compensation Table	(2,049,980)	(2,299,953)	(2,959,675)
Addition of Year-End Fair Value Awards Granted in the Applicable Fiscal Year that are Outstanding and Unvested	966,987	1,182,594	3,355,258
Additions (Deductions) for Change in Fair Value of Awards Granted in Prior Fiscal Years' That Vested in the Applicable Fiscal Year	103,337	749,321	(331,270)
Deduction of Fair Value of Prior Fiscal Years' Awards Forfeited During the Fiscal Year	(106,930)	(14,848)	(132,578)
Additions (Deductions) for Change in Fair Value of Prior Fiscal Years' Awards Unvested at Fiscal Year End	(1,173,486)	(452,146)	(203,337)
Compensation Actually Paid to Non-PEO NEOs	749,754	2,326,196	3,528,452

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The chart below reflects the relationship between our TSR and our Peer Group TSR, as well as the relationship between CAP and our TSR for the PEO and non-PEOs for the fiscal years ended December 31, 2020, 2021 and 2022. TSR amounts reported in graphs assume an initial fixed investment of $[ ] on January 1, 2020, and that all dividends, if any, were reinvested.

Compensation Actually Paid vs. Net Income [Text Block]			The chart below reflects the relationship between the PEO and average non-PEOs CAP and our Net Income for the fiscal years ended December 31, 2020, 2021 and 2022.
Compensation Actually Paid vs. Company Selected Measure [Text Block]			The chart below reflects the relationship between the PEO and average non-PEO NEOs and the Company's Adjusted EBTIDA for the years ended December 31, 2020, 2021 and 2022.
Tabular List [Table Text Block]

The following is a list of our most important performance measures used by us to link CAP to our NEOs to company performance for fiscal year 2022. Each metric below is used for purposes of determining payouts under either our annual incentive program or vesting of our performance-based restricted stock units. The performance measures included in this table are not ranked by relative importance.

Adjusted EBITDA

Revenue

Total Shareholder Return Amount			$ 59.18	89.73	94.73
Peer Group Total Shareholder Return Amount			81.50	134.41	137.32
Net Income (Loss)			$ 20,000,000	$ (148,000,000)	$ (289,000,000)
Company Selected Measure Amount			295,000,000	100,000,000	(51,000,000)
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted EBITDA
Non-GAAP Measure Description [Text Block]			Adjusted EBITDA, a non-GAAP financial measure, is the Company's selected measure. Refer to our 2022 Annual Report for a reconciliation of Adjusted EBITDA to Net Income, the most directly comparable financial measure calculated and presented in accordance with US GAAP.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Revenue
Mr. Goldberg [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 14,496,745	$ 0	$ 0
PEO Actually Paid Compensation Amount			13,353,650	0	0
PEO Name	Mr. Goldberg
Mr. Kaufer [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			497,535	7,676,612	919,464
PEO Actually Paid Compensation Amount			(5,949,665)	$ 8,686,111	$ (4,013,595)
PEO Name		Mr. Kaufer		Mr. Kaufer	Mr. Kaufer
PEO [Member] | Mr. Goldberg [Member] | Deductions for Grant Date Fair Value of Stock Awards and Option Awards reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(13,025,860)
PEO [Member] | Mr. Goldberg [Member] | Addition of Year-End Fair Value Awards Granted in the Applicable Fiscal Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			11,882,765
PEO [Member] | Mr. Goldberg [Member] | Additions (Deductions) for Change in Fair Value of Awards Granted in Prior Fiscal Years' That Vested in the Applicable Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Mr. Goldberg [Member] | Deduction of Fair Value of Prior Years' Awards Forfeited During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Mr. Goldberg [Member] | Additions (Deductions) for Change in Value of Prior Years' Awards Unvested at Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Mr. Kaufer [Member] | Deductions for Grant Date Fair Value of Stock Awards and Option Awards reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	$ (6,402,979,000,000)	$ 0
PEO [Member] | Mr. Kaufer [Member] | Addition of Year-End Fair Value Awards Granted in the Applicable Fiscal Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	6,080,847,000,000	0
PEO [Member] | Mr. Kaufer [Member] | Additions (Deductions) for Change in Fair Value of Awards Granted in Prior Fiscal Years' That Vested in the Applicable Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(3,760,236)	4,048,455,000,000	(90,102)
PEO [Member] | Mr. Kaufer [Member] | Deduction of Fair Value of Prior Years' Awards Forfeited During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(871,802)	(1,720,411,000,000)	(3,309,310)
PEO [Member] | Mr. Kaufer [Member] | Additions (Deductions) for Change in Value of Prior Years' Awards Unvested at Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,815,162)	(996,413,000,000)	(1,533,647)
Non-PEO NEO [Member] | Deductions for Grant Date Fair Value of Stock Awards and Option Awards reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(2,049,980)	(2,299,953)	(2,959,675)
Non-PEO NEO [Member] | Addition of Year-End Fair Value Awards Granted in the Applicable Fiscal Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			966,987	1,182,594	3,355,258
Non-PEO NEO [Member] | Additions (Deductions) for Change in Fair Value of Awards Granted in Prior Fiscal Years' That Vested in the Applicable Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			103,337	749,321	(331,270)
Non-PEO NEO [Member] | Deduction of Fair Value of Prior Years' Awards Forfeited During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(106,930)	(14,848)	(132,578)
Non-PEO NEO [Member] | Additions (Deductions) for Change in Value of Prior Years' Awards Unvested at Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (1,173,486)	$ (452,146)	$ (203,337)